Stockholders' Deficit (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Prepaid stock compensation	$ 534,456	$ 1,965,911	$ 1,965,911	$ 0
Prepaid stock compensation additions			214,250	2,734,548
Amortization of prepaid stock compensation	(718,173)	(1,436,631)	(1,745,705)	(768,637)
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000	0
Prepaid stock compensation	$ 92,032		$ 534,456	$ 1,965,911